OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2013	2012
Agent receivables	5,065	3,332
Claims receivables	4,938	6,015
Other receivables	6,177	5,513
	16,180	14,860